Related Parties Transactions and Balances	12 Months Ended
Dec. 31, 2023
Related Parties Transactions and Balances [Abstract]
RELATED PARTIES TRANSACTIONS AND BALANCES

NOTE 22 - RELATED PARTIES TRANSACTIONS AND BALANCES:

“Related Parties” - As defined in IAS 24, “Related Party Disclosures” (“IAS 24”). Key management personnel - included together with other entities in the definition of “related parties” in IAS 24, include the members of the Board of Directors and senior executives. See also Note 14 for further information.

Transactions with related parties

Compensation to related parties

	Year ended December 31
	2023	2022	2021
	U.S. dollar in thousands
Compensation to directors employed by the Company	797	616	1,041
Compensation to other key management personnel	362	487	444
Compensation to directors who are not employed by the Company	179	200	88

Compensation to key management personnel, including employed directors

The compensation paid to key management personnel for work services they provide to the Company is as follows:

	Year ended December 31
	2023	2022	2021
	U.S. dollar in thousands
Payroll, management fees, and other short-term benefits	921	833	1,181
Share-based payments	238	270	303
	1,159	1,103	1,484

Balances with related parties

	December 31
	2023	2022
	U.S. dollar in thousands
Employees payable	376	324
Accounts payable	29	40
	405	364